Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Preferred Stock [Abstract]
Schedule of Preferred Stock Authorized, Issued and Outstanding	A summary of the Zoomcar, Inc. Preferred Stock authorized, issued and outstanding as of the date of the Reverse Recapitalization is as follows:
	As at December 28, 2023
	Authorized shares	Shares issued	Conversion Ratio	Net carrying value	Liquidation preference
Preferred Stock
Series Seed	6,836,726	6,836,726	1.42	1,542,203	1,542,203
Series A	11,379,405	11,379,405	2.00	9,288,872	9,288,872
Series A2	4,536,924	4,536,924	2.25	10,760,224	10,760,224
Series B	18,393,332	18,393,332	2.25	31,416,488	31,416,488
Series C	12,204,208	4,125,666	2.33	10,534,889	10,534,889
Series D	21,786,721	19,016,963	2.31	34,894,262	34,894,262
Series E	32,999,472	29,999,520	16.92	55,260,089	55,260,089
Series E1	32,000,000	5,020,879	23.69	15,277,410	15,277,410
Total preferred stock	140,136,788	99,309,415		168,974,437	168,974,437
Capital stock outstanding outstanding is as follows:
	As at March 31, 2023					As at March 31, 2022
Type	Authorized shares	Shares issued	Conversion Ratio	Net carrying value	Liquidation preference	Authorized shares	Shares issued	Conversion Ratio	Net carrying value	Liquidation preference
Preferred Stock
Series Seed	6,836,726	6,836,726	1.05	1,542,203	1,542,203	6,836,726	6,836,726	1.00	1,542,203	1,542,203
Series A	11,379,405	11,379,405	1.24	9,288,872	9,288,872	11,379,405	11,379,405	1.00	9,288,872	9,288,872
Series A2	4,536,924	4,536,924	1.30	10,760,224	10,760,224	4,536,924	4,536,924	1.36	10,760,224	10,760,224
Series B	18,393,332	18,393,332	1.30	31,416,488	31,416,488	18,393,332	18,393,332	1.00	31,416,488	31,416,488
Series C	12,204,208	4,125,666	1.32	10,534,889	10,534,889	12,204,208	4,125,666	1.07	10,534,889	10,534,889
Series D	21,786,721	19,016,963	1.32	34,894,262	34,894,262	21,786,721	19,016,963	1.00	34,894,262	34,894,262
Series E	32,999,472	29,999,520	10.61	55,260,089	55,260,089	32,999,472	29,999,520	1.00	55,260,089	55,260,089
Series E1	32,000,000	5,020,879	14.85	15,277,410	15,277,410	32,000,000	5,020,879	1.00	15,277,410	15,277,410
Total preferred stock	140,136,788	99,309,415		168,974,437	168,974,437	140,136,788	99,309,415		168,974,437	168,974,437

Schedule of Balance	The balance are summarised as follows:
(In USD) Year ended	March 31, 2023	March 31, 2022
Zoomcar India Preferred stock	$25,114,751	$25,114,751
Total	25,114,751	25,114,751